APPENDIX 1	UNITED STATES	OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0456 Expires: August 31,2000 Estimated average burden hours per response . . . . . . . .1
FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
1. Name and address of issuer: Separate Account VUL-2 of The American Franklin Life Insurance Company, #1 Franklin Square, Springfield, IL 62713.

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ÿ

Units of interest in Separate Account VUL-2 issued under EquiBuilder II

And EquiBuilder III flexible premium variable life insurance policies.

3. Investment Company Act File Number: 811-6366 Securities Act File Number: 33-41838
4(a). Last day of fiscal year for which this Form is filed: December 31, 2001

4(b). ÿ Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ÿ Check box if this is the last time the issuer will be filing this Form.

SEC 2393(9-97)

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold

during the fiscal year pursuant to section

24(f):

(ii) Aggregate price of securities redeemed or

repurchased during the fiscal year:

(iii) Aggregate price of securities redeemed or

repurchased during any prior fiscal year

ending no earlier than October 11, 1995

that were not previously used to reduce

registration fees payable to the

Commission:

(iv) Total available redemption credits [add

Items 5(ii) and 5(iii)]:

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

$106,166,925 $70,196,877 $ 0 $70,196,877 $35,970,048

(vii) Multiplier for determining registration fee (See Instruction C.9):	× .000092
(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): *The fee is being paid on the filing for 33-41838.	=$3,309*

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D): +$ 0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$3,309
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 19, 2002 Method of Delivery: ☒ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Christian D. Weiss

Christian D. Weiss

Vice President, Controller, Treasurer & Asst. Secretary

The American Franklin Life Insurance Company

Date: March 21, 2002.

*Please print the name and title of the signing officer below the signature.